Income Taxes - Summary of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, beginning of the year	$ 190	$ 91
Additions for tax positions related to the current year	193	93
Effect of exchange rate	(6)	2
Subtotal	377	186
Interest and penalties	91	4
Total gross unrecognized tax benefits, end of the year	$ 468	$ 190